Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

4.           Cash and cash equivalents

For the purposes of the cash flow statement, cash and cash equivalents comprise the following balances with original term to maturity of 180 days or less:

	December 31,	December 31,
	2020	2019
Cash	$58,450,680	$2,060,624
Cash equivalent	70,999,996	6,500,000
	$129,450,676	$8,560,624